Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021	$ 3,060	$ 5,940	$ 869,400	$ 447,231	$ 1,104,363	$ 404,965	$ 2,834,959
Balance (in Shares) at Dec. 31, 2021	3,060,000	5,940,000
Net income (Loss)					(1,288,205)		(1,288,205)
Foreign currency translation loss						(369,705)	(369,705)
Balance at Dec. 31, 2022	$ 3,060	$ 5,940	869,400	447,231	(183,842)	35,260	1,177,049
Balance (in Shares) at Dec. 31, 2022	3,060,000	5,940,000
Issuance of ordinary shares in initial public offerings, gross	$ 3,390		13,556,610				13,560,000
Issuance of ordinary shares in initial public offerings, gross (in Shares)	3,390,000
Cost directly related to the initial public offering			(2,625,503)				(2,625,503)
Share issuance for warrants exercised	$ 35		(35)
Share issuance for warrants exercised (in Shares)	35,319
Net income (Loss)					33,588		33,588
Foreign currency translation loss						(130,778)	(130,778)
Balance at Dec. 31, 2023	$ 6,485	$ 5,940	11,800,472	447,231	(150,254)	(95,518)	12,014,356
Balance (in Shares) at Dec. 31, 2023	6,485,319	5,940,000
Share issuance for warrants exercised	$ 5,894		(5,894)
Share issuance for warrants exercised (in Shares)	5,894,137
Issuance of ordinary shares	$ 8,980		5,930,014				5,938,994
Issuance of ordinary shares (in Shares)	8,980,251
Conversion of Class B ordinary shares into Class A ordinary shares	$ 270	$ (270)
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)	270,000	(270,000)
Appropriation of statutory reserve				214,693	(214,693)
Net income (Loss)					756,285		756,285
Foreign currency translation loss						(284,189)	(284,189)
Balance at Dec. 31, 2024	$ 21,629	$ 5,670	$ 17,724,592	$ 661,924	$ 391,338	$ (379,707)	$ 18,425,446
Balance (in Shares) at Dec. 31, 2024	21,629,707	5,670,000